Investments - Summary of Partnership's Investments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Management Fees	$ 177,400	$ 205,415	$ 205,572
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	107.88%	102.85%
Fair Value	$ 17,075,116	$ 25,260,063
Management Fees	238,151	$ 177,872	312,606
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		15.86%
Fair Value		$ 3,894,858
Partnership's Pro-rata Net Income (Loss)	(335,552)	(3,328,835)
Management Fees	$ 6,470	$ 284,061
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	50.79%	50.66%
Fair Value	$ 8,039,156	$ 12,442,510
Partnership's Pro-rata Net Income (Loss)	$ (904,136)	$ 104,616
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	57.09%	36.33%
Fair Value	$ 9,035,960	$ 8,922,695
Partnership's Pro-rata Net Income (Loss)	$ 1,259,981	$ (536,287)
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Management Fees	$ 1,244,716	$ 1,581,367	$ 1,431,344
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	31.20%	30.40%
Fair Value	$ 19,624,189	$ 27,517,405
Partnership's Pro-rata Net Income (Loss)	$ 1,289,132	$ 855,249
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Schedule of Investments [Line Items]
Partnership's Pro-rata Net Income (Loss)		$ (26,849)
Investment Objective		Commodity Portfolio
Redemption Permitted		Monthly